Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company had the following definite lived intangible assets recorded:

	March 31,	December 31,
	2017	2016
Customer relationships	$33,605,000	$33,605,000
Trade names	7,110,000	7,110,000
Less: accumulated amortization - customer relationships	19,745,228	17,655,228
Less: accumulated amortization - trade names	1,670,693	1,492,943
Intangible assets, net	$19,299,079	$21,566,829

Amortization expense for intangible assets was $2,267,750 and $2,267,750 for the three months ended March 31, 2017 and 2016, respectively. The original life of customer relationships range from 4 to 10 years with a remaining average useful life of 3.10 years. Trade names are amortized over a 10 year useful life and as of March 31, 2017 the remaining useful life was 7.65 years.
Aggregated expected amortization expense for the future periods is expected to be as follows:

Year ended December 31:	Amount
Remainder of 2017	$6,803,254
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
$19,299,079

Goodwill was $88,726,875 at March 31, 2017 and December 31, 2016.